Document And Entity Information	Dec. 18, 2025
Document Information Line Items
Entity Central Index Key	0002083125
Amendment Description	AMENDMENT NO. 2
Document Type	S-4/A
Entity Registrant Name	PRESIDIO PUBCO INC.
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true